FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878
                                   ---------

                  FRANKLIN VALUE INVESTORS TRUST
                  ------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 1/31/08
                          -------



Item 1. Schedule of Investments.


Franklin Value Investors Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JANUARY 31, 2008

--------------------------------------------------------------------------------

CONTENTS

Franklin All Cap Value Fund ...............................................    3

Franklin Balance Sheet Investment Fund ....................................    6

Franklin Large Cap Value Fund .............................................   11

Franklin MicroCap Value Fund ..............................................   14

Franklin MidCap Value Fund ................................................   18

Franklin Small Cap Value Fund .............................................   21

Notes to Statements of Investments ........................................   26

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ALL CAP VALUE FUND                                                                             SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 91.3%
  BANKS 2.5%
  Beverly Hills Bancorp Inc. ....................................................................           2,600   $        13,364
  Fannie Mae ....................................................................................             900            30,474
  The PMI Group Inc. ............................................................................           3,200            30,400
  TrustCo Bank Corp. NY .........................................................................           8,450            87,035
  U.S. Bancorp ..................................................................................           2,200            74,690
                                                                                                                    ----------------
                                                                                                                            235,963
                                                                                                                    ----------------

  CAPITAL GOODS 14.8%
  Brady Corp., A ................................................................................           4,500           136,665
  Carlisle Cos. Inc. ............................................................................           2,950            98,235
  Dover Corp. ...................................................................................           3,300           133,188
  Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil) ....................................           3,200           138,880
  Franklin Electric Co. Inc. ....................................................................           1,300            48,932
  General Electric Co. ..........................................................................           4,800           169,968
  Hardinge Inc. .................................................................................           6,300           107,415
  Illinois Tool Works Inc. ......................................................................           1,300            65,520
  Kennametal Inc. ...............................................................................           1,400            42,882
  Oshkosh Truck Corp. ...........................................................................             700            32,032
  Roper Industries Inc. .........................................................................             550            30,756
  Trinity Industries Inc. .......................................................................           1,800            50,976
  United Technologies Corp. .....................................................................           1,750           128,467
  Universal Forest Products Inc. ................................................................           3,300           119,460
  Wabash National Corp. .........................................................................           9,700            89,143
                                                                                                                    ----------------
                                                                                                                          1,392,519
                                                                                                                    ----------------

  COMMERCIAL SERVICES & SUPPLIES 3.7%
  ABM Industries Inc. ...........................................................................           4,200            87,024
  Healthcare Services Group Inc. ................................................................           1,725            41,849
  Kelly Services Inc., A ........................................................................          12,650           217,833
                                                                                                                    ----------------
                                                                                                                            346,706
                                                                                                                    ----------------

  CONSUMER DURABLES & APPAREL 5.8%
  Brunswick Corp. ...............................................................................           4,600            87,354
  D.R. Horton Inc. ..............................................................................           2,400            41,400
  Fortune Brands Inc. ...........................................................................           2,100           146,832
  Leggett & Platt Inc. ..........................................................................           3,900            74,178
  M.D.C. Holdings Inc. ..........................................................................           2,800           129,556
a Russ Berrie and Co. Inc. ......................................................................           4,500            64,935
                                                                                                                    ----------------
                                                                                                                            544,255
                                                                                                                    ----------------

  DIVERSIFIED FINANCIALS 3.3%
  Bank of America Corp. .........................................................................           1,300            57,655
  Citigroup Inc. ................................................................................           1,000            28,220
  Lehman Brothers Holdings Inc. .................................................................           1,150            73,796
  State Street Corp. ............................................................................           1,800           147,816
                                                                                                                    ----------------
                                                                                                                            307,487
                                                                                                                    ----------------

  ENERGY 16.2%
  Apache Corp. ..................................................................................           1,500           143,160
a Bristow Group Inc. ............................................................................           2,250           113,287
  CARBO Ceramics Inc. ...........................................................................           2,100            72,135


                                         Quarterly Statements of Investments | 3

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ALL CAP VALUE FUND                                                                             SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ENERGY (CONTINUED)
  Chesapeake Energy Corp. .......................................................................           3,850   $       143,335
  ENSCO International Inc. ......................................................................           3,150           161,028
a Helix Energy Solutions Group Inc. .............................................................           2,750           101,668
  Occidental Petroleum Corp. ....................................................................           2,200           149,314
  Overseas Shipholding Group Inc. ...............................................................           1,500            97,830
  Peabody Energy Corp. ..........................................................................           1,400            75,628
a PHI Inc., non-voting ..........................................................................           8,200           254,446
  Teekay Corp. (Bahamas) ........................................................................           1,500            70,950
a Unit Corp. ....................................................................................           2,900           145,348
                                                                                                                    ----------------
                                                                                                                          1,528,129
                                                                                                                    ----------------

  FOOD & STAPLES RETAILING 3.2%
  Wal-Mart Stores Inc. ..........................................................................           5,900           300,192
                                                                                                                    ----------------
  FOOD, BEVERAGE & TOBACCO 1.8%
  The Hershey Co. ...............................................................................             950            34,390
a Omega Protein Corp. ...........................................................................           2,400            20,112
a Smithfield Foods Inc. .........................................................................           4,200           116,970
                                                                                                                    ----------------
                                                                                                                            171,472
                                                                                                                    ----------------

  HEALTH CARE EQUIPMENT & SERVICES 1.0%
  Hillenbrand Industries Inc. ...................................................................           1,800            93,096
                                                                                                                    ----------------

  HOUSEHOLD & PERSONAL PRODUCTS 0.4%
  The Procter & Gamble Co. ......................................................................             600            39,570
                                                                                                                    ----------------

  INSURANCE 8.3%
  AFLAC Inc. ....................................................................................           1,150            70,529
  American International Group Inc. .............................................................           1,000            55,160
  Aspen Insurance Holdings Ltd. .................................................................           1,850            52,207
  Chubb Corp. ...................................................................................           2,000           103,580
  IPC Holdings Ltd. .............................................................................           3,500            90,055
  Kansas City Life Insurance Co. ................................................................           2,400           112,872
  Old Republic International Corp. ..............................................................          11,300           168,709
  Security Capital Assurance Ltd. ...............................................................           6,500            20,670
  StanCorp Financial Group Inc. .................................................................           2,100           103,341
                                                                                                                    ----------------
                                                                                                                            777,123
                                                                                                                    ----------------

  MATERIALS 8.0%
a American Pacific Corp. ........................................................................           8,900           132,699
  Bemis Co. Inc. ................................................................................           3,300            89,694
  Gerdau Ameristeel Corp. (Canada) ..............................................................           6,800            84,524
  Glatfelter ....................................................................................           4,000            57,840
  Nucor Corp. ...................................................................................           1,800           104,040
  Praxair Inc. ..................................................................................             500            40,455
  Steel Dynamics Inc. ...........................................................................           2,000           104,300
  Westlake Chemical Corp. .......................................................................           7,000           140,700
                                                                                                                    ----------------
                                                                                                                            754,252
                                                                                                                    ----------------

  RETAILING 11.2%
  Brown Shoe Co. Inc. ...........................................................................           8,500           146,200
  Christopher & Banks Corp. .....................................................................          10,900           139,193
  Fred's Inc. ...................................................................................          12,000           113,160


4 | Quarterly Statements of Investments

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ALL CAP VALUE FUND                                                                             SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  RETAILING (CONTINUED)
  Group 1 Automotive Inc. .......................................................................           3,500   $        92,540
  Haverty Furniture Cos. Inc. ...................................................................          10,600           108,438
  J.C. Penney Co. Inc. ..........................................................................           3,600           170,676
  The Men's Wearhouse Inc. ......................................................................             300             7,647
  Nordstrom Inc. ................................................................................           1,800            70,020
a Pier 1 Imports Inc. ...........................................................................           9,500            65,075
  Tuesday Morning Corp. .........................................................................          10,100            61,004
a Zale Corp. ....................................................................................           4,900            80,360
                                                                                                                    ----------------
                                                                                                                          1,054,313
                                                                                                                    ----------------

  TECHNOLOGY HARDWARE & EQUIPMENT 2.0%
a Benchmark Electronics Inc. ....................................................................           5,450            96,738
a GTSI Corp. ....................................................................................          10,400            93,288
                                                                                                                    ----------------
                                                                                                                            190,026
                                                                                                                    ----------------

  TRANSPORTATION 4.4%
a Dollar Thrifty Automotive Group Inc. ..........................................................           5,500           134,255
  J.B. Hunt Transport Services Inc. .............................................................             700            21,770
a P.A.M. Transportation Services Inc. ...........................................................           8,200           127,264
  Southwest Airlines Co. ........................................................................          10,900           127,857
                                                                                                                    ----------------
                                                                                                                            411,146
                                                                                                                    ----------------

  UTILITIES 4.7%
  Avista Corp. ..................................................................................           6,700           135,005
  DTE Energy Co. ................................................................................           2,250            95,963
  IDACORP Inc. ..................................................................................           2,700            88,128
  Sierra Pacific Resources ......................................................................           8,000           119,760
                                                                                                                    ----------------
                                                                                                                            438,856
                                                                                                                    ----------------
  TOTAL COMMON STOCKS (COST $9,395,331) .........................................................                         8,585,105
                                                                                                                    ----------------
  SHORT TERM INVESTMENT (COST $734,086) 7.8%
  MONEY MARKET FUND 7.8%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% ..........................         734,086           734,086
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $10,129,417) 99.1% ....................................................                         9,319,191
  OTHER ASSETS, LESS LIABILITIES 0.9% ...........................................................                            87,164
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $     9,406,355
                                                                                                                    ================

See Selected Portfolio Abbreviation on page 25.

a Non-income producing for the twelve months ended January 31, 2008.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BALANCE SHEET INVESTMENT FUND                                                             SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 93.2%
      CLOSED END MUTUAL FUNDS 1.6%
      DIVERSIFIED FINANCIALS 1.6%
      Apollo Investment Corp. ...................................................................         200,000   $     3,036,000
      Emerging Markets Telecommunications Fund ..................................................         250,000         5,875,000
      H&Q Healthcare Investors ..................................................................         150,000         2,463,000
      John Hancock Bank and Thrift Opportunity Fund .............................................       1,650,000        10,840,500
      Latin America Equity Fund Inc. ............................................................         222,015        10,168,287
      The Mexico Fund Inc. (Mexico) .............................................................         620,800        20,920,961
      New Ireland Fund Inc. (Ireland) ...........................................................         135,000         2,697,300
      Petroleum & Resources Corp. ...............................................................         150,000         5,235,000
                                                                                                                    ----------------
      TOTAL CLOSED END MUTUAL FUNDS (COST $38,030,843) ..........................................                        61,236,048
                                                                                                                    ----------------
      COMMON STOCKS 90.8%
      AUTOMOBILES & COMPONENTS 0.7%
      American Axle & Manufacturing Holdings Inc. ...............................................       1,235,000        26,861,250
                                                                                                                    ----------------
      BANKS 4.4%
    a Corus Bankshares Inc. .....................................................................       2,210,900        28,122,648
      Farmers & Merchants Bank of Long Beach ....................................................           2,200        13,893,000
      First Niagara Financial Group Inc. ........................................................         100,000         1,272,000
      Freddie Mac ...............................................................................       1,700,000        51,663,000
      Hudson City Bancorp Inc. ..................................................................         900,000        14,742,000
    a MGIC Investment Corp. .....................................................................         735,000        13,597,500
      The PMI Group Inc. ........................................................................       1,325,000        12,587,500
    a Radian Group Inc. .........................................................................       1,300,000        11,882,000
      UMB Financial Corp. .......................................................................         186,800         7,869,884
      Washington Mutual Inc. ....................................................................         750,000        14,940,000
                                                                                                                    ----------------
                                                                                                                        170,569,532
                                                                                                                    ----------------
      CAPITAL GOODS 11.3%
      A.O. Smith Corp. ..........................................................................         893,600        31,276,000
      Applied Industrial Technologies Inc. ......................................................       1,378,250        41,609,367
    b Armstrong World Industries Inc. ...........................................................         209,738         7,699,482
      CNH Global NV (Netherlands) ...............................................................       1,025,100        50,701,446
    b ESCO Technologies Inc. ....................................................................       1,200,800        45,017,992
  b,c Furmanite Corp. ...........................................................................       2,688,600        26,886,000
      Lennox International Inc. .................................................................         771,000        28,650,360
      Mueller Industries Inc. ...................................................................         600,000        16,800,000
      Oshkosh Truck Corp. .......................................................................         960,000        43,929,600
    b Quanta Services Inc. ......................................................................         970,000        21,262,400
  b,c Tecumseh Products Co., A ..................................................................       1,085,000        25,302,200
  b,c Tecumseh Products Co., B ..................................................................         310,000         6,227,900
      Timken Co. ................................................................................       1,115,000        33,706,450
      Trinity Industries Inc. ...................................................................       2,200,000        62,304,000
                                                                                                                    ----------------
                                                                                                                        441,373,197
                                                                                                                    ----------------
      COMMERCIAL SERVICES & SUPPLIES 1.0%
      Kelly Services Inc., A ....................................................................       2,300,000        39,606,000
                                                                                                                    ----------------
      CONSUMER DURABLES & APPAREL 5.7%
      D.R. Horton Inc. ..........................................................................       2,400,000        41,400,000
  a,c Furniture Brands International Inc. .......................................................       3,400,000        32,470,000
      Hasbro Inc. ...............................................................................       1,515,000        39,344,550


6 | Quarterly Statements of Investments

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BALANCE SHEET INVESTMENT FUND                                                             SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      CONSUMER DURABLES & APPAREL (CONTINUED)
      Kellwood Co. ..............................................................................         786,000   $    15,704,280
      Lennar Corp., A ...........................................................................         480,000         9,888,000
      Lennar Corp., B ...........................................................................          48,000           922,560
      M.D.C. Holdings Inc. ......................................................................         693,000        32,065,110
      Pulte Homes Inc. ..........................................................................       2,600,000        42,484,000
    a Standard Pacific Corp. ....................................................................       2,500,000         9,525,000
                                                                                                                    ----------------
                                                                                                                        223,803,500
                                                                                                                    ----------------
      CONSUMER SERVICES 1.8%
      Bob Evans Farms Inc. ......................................................................         323,300         9,614,942
    b Vail Resorts Inc. .........................................................................       1,245,000        58,938,300
                                                                                                                    ----------------
                                                                                                                         68,553,242
                                                                                                                    ----------------
      DIVERSIFIED FINANCIALS 1.6%
      CIT Group Inc. ............................................................................       2,300,000        64,308,000
                                                                                                                    ----------------
      ENERGY 6.7%
    b Bristow Group Inc. ........................................................................         900,000        45,315,000
    b Exterran Holding Inc. .....................................................................         982,123        64,073,705
      Overseas Shipholding Group Inc. ...........................................................         756,000        49,306,320
      Peabody Energy Corp. ......................................................................         580,000        31,331,600
  a,b PHI Inc. ..................................................................................          77,500         2,440,475
    b PHI Inc., non-voting ......................................................................         352,000        10,922,560
      Teekay Corp. (Bahamas) ....................................................................       1,204,000        56,949,200
                                                                                                                    ----------------
                                                                                                                        260,338,860
                                                                                                                    ----------------
      FOOD, BEVERAGE & TOBACCO 4.9%
    b Alliance One International Inc. ...........................................................       2,504,200         9,440,834
      Bunge Ltd. ................................................................................         192,000        22,746,240
      Corn Products International Inc. ..........................................................       2,490,390        84,175,182
    b Smithfield Foods Inc. .....................................................................       1,369,670        38,145,310
      Universal Corp. ...........................................................................         740,700        36,894,267
                                                                                                                    ----------------
                                                                                                                        191,401,833
                                                                                                                    ----------------
      INSURANCE 20.5%
      American National Insurance Co. ...........................................................         647,500        81,202,975
      Aspen Insurance Holdings Ltd. .............................................................         154,300         4,354,346
      Assurant Inc. .............................................................................         800,700        51,957,423
      Chubb Corp. ...............................................................................         230,000        11,911,700
      E-L Financial Corp. Ltd. (Canada) .........................................................         104,666        56,373,070
      Employers Holdings Inc. ...................................................................         571,900         9,985,374
      FBL Financial Group Inc., A ...............................................................         525,000        17,298,750
      Genworth Financial Inc., A ................................................................       1,600,000        38,944,000
      IPC Holdings Ltd. .........................................................................       1,768,800        45,511,224
      Kansas City Life Insurance Co. ............................................................         299,989        14,108,482
      Manulife Financial Corp. (Canada) .........................................................         970,000        36,452,600
    a MBIA Inc. .................................................................................         815,000        12,632,500
      MetLife Inc. ..............................................................................         401,000        23,646,970
      Midland Co. ...............................................................................         385,000        24,647,700
      National Western Life Insurance Co., A ....................................................         156,130        29,319,653


                                         Quarterly Statements of Investments | 7

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BALANCE SHEET INVESTMENT FUND                                                             SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      INSURANCE (CONTINUED)
      Old Republic International Corp. ..........................................................       5,000,000   $    74,650,000
      Presidential Life Corp. ...................................................................         380,000         6,969,200
      Principal Financial Group Inc. ............................................................         225,000        13,412,250
      Prudential Financial Inc. .................................................................       1,184,000        99,894,080
      RLI Corp. .................................................................................         489,400        27,602,160
      Selective Insurance Group Inc. ............................................................       1,300,000        31,083,000
      StanCorp Financial Group Inc. .............................................................       1,200,000        59,052,000
      The Travelers Cos. Inc. ...................................................................         575,000        27,657,500
                                                                                                                    ----------------
                                                                                                                        798,666,957
                                                                                                                    ----------------
      MATERIALS 10.6%
    a AbitibiBowater Inc. .......................................................................         924,040        22,888,471
      Ashland Inc. ..............................................................................         245,894        11,195,554
      MeadWestvaco Corp. ........................................................................       1,525,000        42,700,000
      Nucor Corp. ...............................................................................       1,183,000        68,377,400
    b PolyOne Corp. .............................................................................       1,375,000         8,470,000
      Reliance Steel & Aluminum Co. .............................................................       1,692,601        83,292,895
      Sherritt International Corp. (Canada) .....................................................       3,253,500        43,418,941
      Texas Industries Inc. .....................................................................         679,000        38,478,930
      United States Steel Corp. .................................................................         615,000        62,797,650
      Westlake Chemical Corp. ...................................................................       1,550,000        31,155,000
                                                                                                                    ----------------
                                                                                                                        412,774,841
                                                                                                                    ----------------
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1.1%
    b Watson Pharmaceuticals Inc. ...............................................................       1,700,000        44,387,000
                                                                                                                    ----------------
      RETAILING 4.5%
    b Big Lots Inc. .............................................................................       1,550,000        26,908,000
      The Cato Corp., A .........................................................................         450,000         7,366,500
    b Charming Shoppes Inc. .....................................................................       4,425,000        28,541,250
    a Dillard's Inc., A .........................................................................         750,000        14,872,500
      Fred's Inc. ...............................................................................         400,000         3,772,000
  a,b Handleman Co. .............................................................................       1,000,000         1,400,000
    a Haverty Furniture Cos. Inc. ...............................................................         920,000         9,411,600
    b Saks Inc. .................................................................................       1,750,000        31,587,500
  a,c Syms Corp. ................................................................................       1,430,000        16,874,000
  a,b Zale Corp. ................................................................................       2,221,000        36,424,400
                                                                                                                    ----------------
                                                                                                                        177,157,750
                                                                                                                    ----------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
  a,b Spansion Inc., A ..........................................................................       4,000,000        15,280,000
    b Standard Microsystems Corp. ...............................................................         369,700        11,061,424
                                                                                                                    ----------------
                                                                                                                         26,341,424
                                                                                                                    ----------------
      TRANSPORTATION 6.1%
    b ABX Holdings Inc. .........................................................................       1,825,000         6,478,750
    b Alaska Air Group Inc. .....................................................................       1,350,600        34,170,180
      Burlington Northern Santa Fe Corp. ........................................................         529,000        45,769,080
  b,c Dollar Thrifty Automotive Group Inc. ......................................................       1,763,067        43,036,465
    b Kansas City Southern ......................................................................         722,500        25,923,300


8 | Quarterly Statements of Investments

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN BALANCE SHEET INVESTMENT FUND                                                            SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      TRANSPORTATION (CONTINUED)
    b Mesa Air Group Inc. .......................................................................          80,000   $       280,800
      Norfolk Southern Corp. ....................................................................       1,289,600        70,141,344
    a Werner Enterprises Inc. ...................................................................         500,000        10,185,000
                                                                                                                    ----------------
                                                                                                                        235,984,919
                                                                                                                    ----------------
      UTILITIES 9.2%
      Atmos Energy Corp. ........................................................................         933,600        26,812,992
      Avista Corp. ..............................................................................         600,000        12,090,000
      Entergy Corp. .............................................................................         599,000        64,799,820
      IDACORP Inc. ..............................................................................         450,000        14,688,000
b,c,d KGen Power Corp., 144A ....................................................................       4,400,000        67,100,000
      Northeast Utilities .......................................................................       1,550,000        42,966,000
      PNM Resources Inc. ........................................................................       1,940,000        37,480,800
      Sierra Pacific Resources ..................................................................       4,910,000        73,502,700
      Xcel Energy Inc. ..........................................................................         861,000        17,900,190
                                                                                                                    ----------------
                                                                                                                        357,340,502
                                                                                                                    ----------------
      TOTAL COMMON STOCKS (COST $2,301,209,956) .................................................                     3,600,704,855
                                                                                                                    ----------------
      CONVERTIBLE PREFERRED STOCK (COST $24,240,000) 0.7%
      BANKS 0.7%
      Washington Mutual Inc., 7.75%, cvt., pfd., R ..............................................          24,240        27,972,960
                                                                                                                    ----------------

                                                                                                     ------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT
                                                                                                     ------------
      CORPORATE BOND (COST $5,541,854) 0.1%
      CAPITAL GOODS 0.1%
      Mueller Industries Inc., 6.00%, 11/01/14 ..................................................    $  5,604,000         5,064,615
                                                                                                                    ----------------
      TOTAL LONG TERM INVESTMENTS (COST $2,369,022,653) .........................................                     3,633,742,430
                                                                                                                    ----------------

                                                                                                     ------------
                                                                                                        SHARES
                                                                                                     ------------
      SHORT TERM INVESTMENTS 10.1%
      MONEY MARKET FUND (COST $197,579,726) 5.1%
    e Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% ......................     197,579,726       197,579,726
                                                                                                                    ----------------


                                         Quarterly Statements of Investments | 9

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
      FRANKLIN BALANCE SHEET INVESTMENT FUND                                                            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENTS (CONTINUED)
      REPURCHASE AGREEMENT (COST $72,790,373) 1.8%
    f Joint Repurchase Agreement, 2.599%, 2/01/08 (Maturity Value $72,795,628) ..................    $ 72,790,373   $    72,790,373
        ABN AMRO Bank NV, New York Branch (Maturity Value $6,156,326)
        Banc of America Securities LLC (Maturity Value $6,156,326)
        Barclays Capital Inc. (Maturity Value $6,156,326)
        BNP Paribas Securities Corp. (Maturity Value $6,156,326)
        Credit Suisse Securities (USA) LLC (Maturity Value $6,156,326)
        Deutsche Bank Securities Inc. (Maturity Value $6,156,326)
        Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $6,156,326)
        Goldman, Sachs & Co. (Maturity Value $6,156,326)
        Greenwich Capital Markets Inc. (Maturity Value $6,156,326)
        Lehman Brothers Inc. (Maturity Value $5,076,042)
        Merrill Lynch Government Securities Inc. (Maturity Value $6,156,326)
        UBS Securities LLC (Maturity Value $6,156,326)
          Collaterized by U.S. Government Agency Securities, 2.96% - 7.25,
            2/15/08 - 12/12/12;  g U.S. Government Agency Discount Notes,
            2/08/08 - 8/01/12 and U.S. Treasury Notes, 4.375% - 5.75%, 8/15/10 - 2/15/12
                                                                                                                    ----------------

                                                                                                     ------------
                                                                                                        SHARES
                                                                                                     ------------
      INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 3.2%
      MONEY MARKET FUND (COST $124,273,353) 3.2%
    h Bank of New York Institutional Cash Reserve Fund, 4.27% ...................................     124,273,353       124,273,353
                                                                                                                    ----------------
      TOTAL INVESTMENTS (COST $2,763,666,105) 103.3% ............................................                     4,028,385,882
      OTHER ASSETS, LESS LIABILITIES (3.3)% ....................................................                       (129,488,942)
                                                                                                                    ----------------
      NET ASSETS 100.0% .........................................................................                   $ 3,898,896,940
                                                                                                                    ================

a A portion or all of the security is on loan as of January 31, 2008.

b Non-income producing for the twelve months ended January 31, 2008.

c See Note 5 regarding holdings of 5% voting securities.

d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2008, the value of this security was $67,100,000, representing 1.72% of net assets.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

f Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2008, all repurchase agreements had been entered into on that date.

g The security is traded on a discount basis with no stated coupon rate.

h The rate shown is the annualized seven-day yield at period end.


10 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP VALUE FUND                                                                           SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.9%
  COMMON STOCKS 98.3%
  BANKS 5.8%
  Freddie Mac ...................................................................................          84,600   $     2,570,994
  U.S. Bancorp ..................................................................................         115,000         3,904,250
  Wachovia Corp. ................................................................................          63,000         2,452,590
  Washington Mutual Inc. ........................................................................         130,000         2,589,600
                                                                                                                    ----------------
                                                                                                                         11,517,434
                                                                                                                    ----------------
  CAPITAL GOODS 15.7%
  3M Co. ........................................................................................          50,000         3,982,500
  Dover Corp. ...................................................................................         102,300         4,128,828
  General Electric Co. ..........................................................................         204,000         7,223,640
  Illinois Tool Works Inc. ......................................................................         162,000         8,164,800
  Masco Corp. ...................................................................................         108,000         2,476,440
  United Technologies Corp. .....................................................................          75,000         5,505,750
                                                                                                                    ----------------
                                                                                                                         31,481,958
                                                                                                                    ----------------
  CONSUMER DURABLES & APPAREL 6.0%
  D.R. Horton Inc. ..............................................................................         335,000         5,778,750
  Fortune Brands Inc. ...........................................................................          60,000         4,195,200
  NIKE Inc., B ..................................................................................          34,000         2,099,840
                                                                                                                    ----------------
                                                                                                                         12,073,790
                                                                                                                    ----------------
  CONSUMER SERVICES 2.2%
  McDonald's Corp. ..............................................................................          82,000         4,391,100
                                                                                                                    ----------------
  DIVERSIFIED FINANCIALS 8.2%
  Bank of America Corp. .........................................................................          86,000         3,814,100
  The Bank of New York Mellon Corp. .............................................................          85,000         3,963,550
  Citigroup Inc. ................................................................................         103,500         2,920,770
  Lehman Brothers Holdings Inc. .................................................................          55,000         3,529,350
  Morgan Stanley ................................................................................          45,000         2,224,350
                                                                                                                    ----------------
                                                                                                                         16,452,120
                                                                                                                    ----------------
  ENERGY 14.3%
  Apache Corp. ..................................................................................          55,000         5,249,200
  BP PLC, ADR (United Kingdom) ..................................................................          41,000         2,613,750
  Chesapeake Energy Corp. .......................................................................          55,000         2,047,650
  ConocoPhillips ................................................................................          52,000         4,176,640
  Devon Energy Corp. ............................................................................          35,000         2,974,300
  Exxon Mobil Corp. .............................................................................          72,500         6,264,000
  Occidental Petroleum Corp. ....................................................................          80,000         5,429,600
                                                                                                                    ----------------
                                                                                                                         28,755,140
                                                                                                                    ----------------
  FOOD & STAPLES RETAILING 2.9%
  Wal-Mart Stores Inc. ..........................................................................         114,000         5,800,320
                                                                                                                    ----------------
  HEALTH CARE EQUIPMENT & SERVICES 1.5%
  Becton Dickinson and Co. ......................................................................          34,000         2,942,020
                                                                                                                    ----------------
  HOUSEHOLD & PERSONAL PRODUCTS 5.2%
  Kimberly-Clark Corp. ..........................................................................          70,000         4,595,500
  The Procter & Gamble Co. ......................................................................          87,000         5,737,650
                                                                                                                    ----------------
                                                                                                                         10,333,150
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 11

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP VALUE FUND                                                                           SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  INSURANCE 7.6%
  The Allstate Corp. ............................................................................          75,000   $     3,695,250
a Ambac Financial Group Inc. ....................................................................          67,000           785,240
  American International Group Inc. .............................................................          56,400         3,111,024
  Chubb Corp. ...................................................................................          90,000         4,661,100
  MetLife Inc. ..................................................................................          50,000         2,948,500
                                                                                                                    ----------------
                                                                                                                         15,201,114
                                                                                                                    ----------------
  MATERIALS 8.6%
  Alcoa Inc. ....................................................................................          92,000         3,045,200
  The Dow Chemical Co. ..........................................................................         105,000         4,059,300
  Nucor Corp. ...................................................................................          85,000         4,913,000
  Praxair Inc. ..................................................................................          65,000         5,259,150
                                                                                                                    ----------------
                                                                                                                         17,276,650
                                                                                                                    ----------------
  PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5.2%
  Abbott Laboratories ...........................................................................          74,000         4,166,200
  Merck & Co. Inc. ..............................................................................          42,000         1,943,760
  Pfizer Inc. ...................................................................................         187,700         4,390,303
                                                                                                                    ----------------
                                                                                                                         10,500,263
                                                                                                                    ----------------
  RETAILING 4.1%
  J.C. Penney Co. Inc. ..........................................................................          70,000         3,318,700
  Nordstrom Inc. ................................................................................          34,000         1,322,600
b Office Depot Inc. .............................................................................         245,000         3,633,350
                                                                                                                    ----------------
                                                                                                                          8,274,650
                                                                                                                    ----------------
  SOFTWARE & SERVICES 2.4%
  Microsoft Corp. ...............................................................................         148,000         4,824,800
                                                                                                                    ----------------
  TECHNOLOGY HARDWARE & EQUIPMENT 5.1%
  Hewlett-Packard Co. ...........................................................................          69,000         3,018,750
  International Business Machines Corp. .........................................................          67,000         7,191,780
                                                                                                                    ----------------
                                                                                                                         10,210,530
                                                                                                                    ----------------
  TRANSPORTATION 1.7%
  Norfolk Southern Corp. ........................................................................          63,000         3,426,570
                                                                                                                    ----------------
  UTILITIES 1.8%
  Entergy Corp. .................................................................................          32,500         3,515,850
                                                                                                                    ----------------
  TOTAL COMMON STOCKS (COST $169,075,219) .......................................................                       196,977,459
                                                                                                                    ----------------
  CONVERTIBLE PREFERRED STOCK (COST $886,645) 0.6%
  BANKS 0.6%
  Washington Mutual Inc., 7.75%, cvt., pfd., R ..................................................           1,000         1,154,000
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $169,961,864) ...............................................                       198,131,459
                                                                                                                    ----------------
  SHORT TERM INVESTMENTS 1.4%
  MONEY MARKET FUND (COST $2,141,034) 1.0%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% ..........................       2,141,034         2,141,034
                                                                                                                    ----------------


12 | Quarterly Statements of Investments

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP VALUE FUND                                                                           SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.4%
  MONEY MARKET FUND (COST $753,615) 0.4%
d Bank of New York Institutional Cash Reserve Fund, 4.27% .......................................         753,615   $       753,615
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $172,856,513) 100.3% ..................................................                       201,026,108
  OTHER ASSETS, LESS LIABILITIES (0.3)% .........................................................                          (571,399)
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $   200,454,709
                                                                                                                    ================

See Selected Portfolio Abbreviation on page 25.

a A portion or all of the security is on loan as of January 31, 2008.

b Non-income producing for the twelve months ended January 31, 2008.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN MICROCAP VALUE FUND                                                                     SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 85.5%
        COMMON STOCKS AND OTHER EQUITY INTERESTS 81.9%
        AUTOMOBILES & COMPONENTS 0.4%
    a,b Proliance International Inc. ............................................................         823,800   $     1,647,600
                                                                                                                    ----------------
        BANKS 3.7%
        Beverly Hills Bancorp Inc. ..............................................................         866,488         4,453,748
      a BFC Financial Corp., A ..................................................................       1,000,000         1,370,000
a,b,c,d Black River BancVenture Inc. ............................................................         495,000         4,446,090
        First Defiance Financial Corp. ..........................................................         235,000         4,951,450
        WSB Holdings Inc. .......................................................................          69,100           402,853
                                                                                                                    ----------------
                                                                                                                         15,624,141
                                                                                                                    ----------------
        CAPITAL GOODS 15.3%
        Alamo Group Inc. ........................................................................         108,400         2,057,432
        Burnham Holdings Inc., A ................................................................         182,000         2,593,500
      e CIRCOR International Inc. ...............................................................         230,000         9,758,900
      b Espey Manufacturing & Electronics Corp. .................................................         156,000         3,026,400
      a Gehl Co. ................................................................................         300,000         5,304,000
        Gibraltar Industries Inc. ...............................................................         356,099         4,700,507
      b Hardinge Inc. ...........................................................................         685,000        11,679,250
        Insteel Industries Inc. .................................................................         100,000         1,027,000
    a,e Ladish Co. Inc. .........................................................................          20,000           709,800
      a Northwest Pipe Co. ......................................................................         310,000        12,846,400
        Smith Investment Co. ....................................................................          44,600         2,854,400
      a Sparton Corp. ...........................................................................         305,000         1,525,000
      a Tecumseh Products Co., A ................................................................         230,000         5,363,600
      a Tecumseh Products Co., B ................................................................          12,799           257,132
                                                                                                                    ----------------
                                                                                                                         63,703,321
                                                                                                                    ----------------
        COMMERCIAL SERVICES & SUPPLIES 8.0%
        Courier Corp. ...........................................................................         200,000         5,300,000
        Ecology and Environment Inc., A .........................................................         212,100         2,320,374
      a Exponent Inc. ...........................................................................         100,000         3,080,000
        Healthcare Services Group Inc. ..........................................................         585,900        14,213,934
    a,e Layne Christensen Co. ...................................................................          78,000         2,878,200
    a,b Nashua Corp. ............................................................................         357,930         3,615,093
      a Spherion Corp. ..........................................................................         300,000         2,004,000
                                                                                                                    ----------------
                                                                                                                         33,411,601
                                                                                                                    ----------------
        CONSUMER DURABLES & APPAREL 5.6%
        Bassett Furniture Industries Inc. .......................................................         133,100         1,734,293
      a Cavalier Homes Inc. .....................................................................         432,000           734,400
      a Chromcraft Revington Inc. ...............................................................         200,000         1,094,000
      b Cobra Electronics Corp. .................................................................         420,000         2,087,400
      b Delta Apparel Inc. ......................................................................         705,000         6,274,500
      a The Dixie Group Inc. ....................................................................         405,000         3,361,500
        Flexsteel Industries Inc. ...............................................................         225,000         2,893,500
      a P & F Industries Inc., A ................................................................          38,391           268,737
    a,b Rockford Corp. ..........................................................................         575,000           776,250
    b,e Tandy Brands Accessories Inc. ...........................................................         540,000         4,347,000
                                                                                                                    ----------------
                                                                                                                         23,571,580
                                                                                                                    ----------------


14 | Quarterly Statements of Investments

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN MICROCAP VALUE FUND                                                                     SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        DIVERSIFIED FINANCIALS 1.5%
        Kohlberg Capital Corp. ..................................................................         515,000   $     6,375,700
                                                                                                                    ----------------
        ENERGY 3.1%
      a PHI Inc. ................................................................................          17,600           554,224
      a PHI Inc., non-voting ....................................................................         394,499        12,241,304
                                                                                                                    ----------------
                                                                                                                         12,795,528
                                                                                                                    ----------------
        FOOD & STAPLES RETAILING 2.6%
        Village Super Market Inc., A ............................................................         214,000        10,911,860
                                                                                                                    ----------------
        FOOD, BEVERAGE & TOBACCO 9.9%
      a Alliance One International Inc. .........................................................       1,167,000         4,399,590
        Griffin Land & Nurseries Inc. ...........................................................         173,000         5,726,300
      a John B. Sanfilippo & Son Inc. ...........................................................         195,000         1,365,000
    a,b Omega Protein Corp. .....................................................................       1,000,000         8,380,000
      a Seneca Foods Corp., A ...................................................................         256,600         5,837,650
      a Seneca Foods Corp., B ...................................................................         121,500         2,847,960
      a Smithfield Foods Inc. ...................................................................         453,600        12,632,760
                                                                                                                    ----------------
                                                                                                                         41,189,260
                                                                                                                    ----------------
        INSURANCE 6.0%
    a,b ACMAT Corp., A ..........................................................................         392,800        11,391,200
        Baldwin & Lyons Inc., B .................................................................         228,264         6,087,801
        Mercer Insurance Group Inc. .............................................................          74,550         1,301,643
        Safety Insurance Group Inc. .............................................................          51,000         1,990,020
      a United America Indemnity Ltd. ...........................................................         217,168         4,454,116
                                                                                                                    ----------------
                                                                                                                         25,224,780
                                                                                                                    ----------------
        MATERIALS 8.3%
    a,b American Pacific Corp. ..................................................................         676,300        10,083,633
        Central Steel and Wire Co. ..............................................................           6,905         4,329,435
    a,b Continental Materials Corp. .............................................................         109,000         2,692,300
      a Intertape Polymer Group Inc. (Canada) ...................................................         370,000         1,054,500
      a Mercer International Inc. (Germany) .....................................................         761,400         6,525,198
        The Monarch Cement Co. ..................................................................          42,444         1,245,731
      a RTI International Metals Inc. ...........................................................         140,000         7,735,000
        Schweitzer-Mauduit International Inc. ...................................................          34,724           827,820
                                                                                                                    ----------------
                                                                                                                         34,493,617
                                                                                                                    ----------------
        REAL ESTATE 2.7%
        Arbor Realty Trust Inc. .................................................................          50,000           888,500
        Arbor Realty Trust Inc. (legend shares) .................................................         270,000         4,797,900
        Bresler & Reiner Inc. ...................................................................         205,000         5,186,500
  a,c,d LandCo Real Estate LLC, Liquidating Trust ...............................................          94,800           336,540
                                                                                                                    ----------------
                                                                                                                         11,209,440
                                                                                                                    ----------------
        RETAILING 5.6%
        Brown Shoe Co. Inc. .....................................................................         282,481         4,858,673
        The Coast Distribution System Inc. ......................................................          66,800           364,060
    a,b Duckwall-ALCO Stores Inc. ...............................................................         227,500         5,157,425
        Fred's Inc. .............................................................................         200,000         1,886,000


                                        Quarterly Statements of Investments | 15

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN MICROCAP VALUE FUND                                                                     SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        RETAILING (CONTINUED)
    a,e Handleman Co. ...........................................................................       1,020,000   $     1,428,000
      e Haverty Furniture Cos. Inc. .............................................................         477,000         4,879,710
    a,b S&K Famous Brands Inc. ..................................................................         255,500         1,292,830
      a Shoe Carnival Inc. ......................................................................         225,700         3,335,846
                                                                                                                    ----------------
                                                                                                                         23,202,544
                                                                                                                    ----------------
        TECHNOLOGY HARDWARE & EQUIPMENT 1.5%
a,c,d,f Allen Organ Co., Contingent Distribution ................................................          94,800         1,678,908
      a GTSI Corp. ..............................................................................         488,140         4,378,616
                                                                                                                    ----------------
                                                                                                                          6,057,524
                                                                                                                    ----------------
        TELECOMMUNICATION SERVICES 3.4%
        Atlantic Tele-Network Inc. ..............................................................         420,721        13,248,504
        North State Telecommunications Corp., B .................................................          11,507           856,121
                                                                                                                    ----------------
                                                                                                                         14,104,625
                                                                                                                    ----------------
        TRANSPORTATION 4.3%
    a,b International Shipholding Corp. .........................................................         445,000         9,398,400
      a P.A.M. Transportation Services Inc. .....................................................         303,300         4,707,216
        Providence and Worcester Railroad Co. ...................................................         205,000         3,792,500
                                                                                                                    ----------------
                                                                                                                         17,898,116
                                                                                                                    ----------------
        TOTAL COMMON STOCKS (COST $220,907,967) .................................................                       341,421,237
                                                                                                                    ----------------
        CONVERTIBLE PREFERRED STOCKS 1.6%
        FOOD, BEVERAGE & TOBACCO 1.6%
      a Seneca Foods Corp., cvt. participating pfd. .............................................         200,000         4,550,000
      a Seneca Foods Corp., cvt. participating pfd., Series 2003 ................................         100,000         2,275,000
                                                                                                                    ----------------
        TOTAL CONVERTIBLE PREFERRED STOCKS (COST $4,905,000) ....................................                         6,825,000
                                                                                                                    ----------------

                                                                                                      -----------
                                                                                                       PRINCIPAL
                                                                                                         AMOUNT
                                                                                                      -----------
        CONVERTIBLE BOND (COST $7,000,000) 2.0%
        MATERIALS 2.0%
      g Mercer International Inc., cvt., senior sub. note, 144A, 8.50%, 10/15/10 (Germany) ......     $ 7,000,000         8,470,000
                                                                                                                    ----------------
        TOTAL LONG TERM INVESTMENTS (COST $232,812,967) .........................................                       356,716,237
                                                                                                                    ----------------


16 | Quarterly Statements of Investments

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN MICROCAP VALUE FUND                                                                     SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        SHORT TERM INVESTMENTS 16.3%
        MONEY MARKET FUND (COST $61,855,734) 14.8%
      h Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% ....................      61,855,734   $    61,855,734
                                                                                                                    ----------------
        INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 1.5%
        MONEY MARKET FUND (COST $5,980,878) 1.5%
      i Bank of New York Institutional Cash Reserve Fund, 4.27% .................................       5,980,878         5,980,878
                                                                                                                    ----------------
        TOTAL INVESTMENTS (COST $300,649,579) 101.8% ............................................                       424,552,849
        OTHER ASSETS, LESS LIABILITIES (1.8)% ...................................................                        (7,469,971)
                                                                                                                    ----------------
        NET ASSETS 100.0% .......................................................................                   $   417,082,878
                                                                                                                    ================

a Non-income producing for the twelve months ended January 31, 2008.

b See Note 5 regarding holdings of 5% voting securities.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2008, the aggregate value of these securities was $6,461,538, representing 1.55% of net assets.

d See Note 4 regarding restricted securities.

e A portion or all of the security is on loan as of January 31, 2008.

f Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2008, the value of this security was $8,470,000, representing 2.03% of net assets.

h The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

i The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MIDCAP VALUE FUND                                                                         SHARES/UNITS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND OTHER EQUITY INTERESTS 96.2%
  AUTOMOBILES & COMPONENTS 2.4%
  Autoliv Inc. (Sweden) .........................................................................        38,400     $     1,918,080
                                                                                                                    ----------------

  BANKS 4.2%
  Freddie Mac ...................................................................................        55,700           1,692,723
  MGIC Investment Corp. .........................................................................        23,500             434,750
  The PMI Group Inc. ............................................................................        33,200             315,400
  PNC Financial Services Group Inc. .............................................................         9,727             638,286
a Radian Group Inc. .............................................................................        30,700             280,598
                                                                                                                    ----------------
                                                                                                                          3,361,757
                                                                                                                    ----------------

  CAPITAL GOODS 13.9%
  Carlisle Cos. Inc. ............................................................................        48,700           1,621,710
  Dover Corp. ...................................................................................        38,400           1,549,824
  Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil) ....................................        50,300           2,183,020
  Graco Inc. ....................................................................................        34,700           1,187,434
  Oshkosh Truck Corp. ...........................................................................        44,900           2,054,624
  Roper Industries Inc. .........................................................................        28,500           1,593,720
b Terex Corp. ...................................................................................         7,600             446,576
  W.W. Grainger Inc. ............................................................................         5,700             453,549
                                                                                                                    ----------------
                                                                                                                         11,090,457
                                                                                                                    ----------------

  CONSUMER DURABLES & APPAREL 8.3%
  Fortune Brands Inc. ...........................................................................        38,800           2,712,896
  Hasbro Inc. ...................................................................................        32,800             851,816
  Leggett & Platt Inc. ..........................................................................        50,000             951,000
  Lennar Corp., A ...............................................................................         6,300             129,780
  M.D.C. Holdings Inc. ..........................................................................        27,800           1,286,306
  Pulte Homes Inc. ..............................................................................        26,700             436,278
b Timberland Co., A .............................................................................        13,500             221,535
                                                                                                                    ----------------
                                                                                                                          6,589,611
                                                                                                                    ----------------

  DIVERSIFIED FINANCIALS 4.7%
  CIT Group Inc. ................................................................................        69,400           1,940,424
  KKR Private Equity Investors LP (Guernsey Islands) ............................................       109,200           1,829,100
                                                                                                                    ----------------
                                                                                                                          3,769,524
                                                                                                                    ----------------

  ENERGY 13.8%
  Chesapeake Energy Corp. .......................................................................        56,900           2,118,387
  ENSCO International Inc. ......................................................................        40,596           2,075,267
b Helix Energy Solutions Group Inc. .............................................................        39,695           1,467,524
  Overseas Shipholding Group Inc. ...............................................................        35,300           2,302,266
  Peabody Energy Corp. ..........................................................................        33,152           1,790,871
  Pioneer Natural Resources Co. .................................................................         7,100             297,490
  Teekay Corp. (Bahamas) ........................................................................        19,100             903,430
                                                                                                                    ----------------
                                                                                                                         10,955,235
                                                                                                                    ----------------

  FOOD, BEVERAGE & TOBACCO 6.4%
  Bunge Ltd. ....................................................................................         2,994             354,699
  Dean Foods Co. ................................................................................        78,100           2,186,800


18 | Quarterly Statements of Investments

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MIDCAP VALUE FUND                                                                         SHARES/UNITS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
  FOOD, BEVERAGE & TOBACCO (CONTINUED)
  The Hershey Co. ...............................................................................        11,000     $       398,200
  McCormick & Co. Inc. ..........................................................................        63,800           2,151,336
                                                                                                                    ----------------
                                                                                                                          5,091,035
                                                                                                                    ----------------

  HEALTH CARE EQUIPMENT & SERVICES 3.6%
  Hillenbrand Industries Inc. ...................................................................        42,300           2,187,756
b LifePoint Hospitals Inc. ......................................................................        26,100             704,700
                                                                                                                    ----------------
                                                                                                                          2,892,456
                                                                                                                    ----------------

  HOUSEHOLD & PERSONAL PRODUCTS 1.1%
  Alberto-Culver Co. ............................................................................        32,200             862,638
                                                                                                                    ----------------

  INSURANCE 5.8%
  American National Insurance Co. ...............................................................         2,100             263,361
  Arthur J. Gallagher & Co. .....................................................................        14,200             360,822
  Cincinnati Financial Corp. ....................................................................        21,800             840,172
  Erie Indemnity Co., A .........................................................................        31,000           1,569,530
  Mercury General Corp. .........................................................................         3,600             173,124
  Montpelier Re Holdings Ltd. (Bermuda) .........................................................         8,000             137,120
  Old Republic International Corp. ..............................................................        57,775             862,581
  Protective Life Corp. .........................................................................        11,000             437,140
                                                                                                                    ----------------
                                                                                                                          4,643,850
                                                                                                                    ----------------

  MATERIALS 10.5%
  Airgas Inc. ...................................................................................        34,100           1,582,581
  Bemis Co. Inc. ................................................................................        46,600           1,266,588
  Cabot Corp. ...................................................................................        11,800             350,814
  Celanese Corp., A .............................................................................        50,600           1,881,308
  MeadWestvaco Corp. ............................................................................        35,700             999,600
  Nucor Corp. ...................................................................................         8,600             497,080
  Sigma-Aldrich Corp. ...........................................................................        25,100           1,246,466
  United States Steel Corp. .....................................................................         5,400             551,394
                                                                                                                    ----------------
                                                                                                                          8,375,831
                                                                                                                    ----------------

  PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2.0%
b Endo Pharmaceuticals Holdings Inc. ............................................................        41,600           1,087,424
b Watson Pharmaceuticals Inc. ...................................................................        19,400             506,534
                                                                                                                    ----------------
                                                                                                                          1,593,958
                                                                                                                    ----------------

  RETAILING 3.4%
  Family Dollar Stores Inc. .....................................................................        20,600             433,218
  J.C. Penney Co. Inc. ..........................................................................        22,900           1,085,689
  Nordstrom Inc. ................................................................................        29,700           1,155,330
                                                                                                                    ----------------
                                                                                                                          2,674,237
                                                                                                                    ----------------

  SOFTWARE & SERVICES 3.0%
b SAIC Inc. .....................................................................................       125,300           2,368,170
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 19

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MIDCAP VALUE FUND                                                                         SHARES/UNITS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
  TRANSPORTATION 5.3%
  J.B. Hunt Transport Services Inc. .............................................................        59,000     $     1,834,900
  Southwest Airlines Co. ........................................................................       199,300           2,337,789
                                                                                                                    ----------------
                                                                                                                          4,172,689
                                                                                                                    ----------------
  UTILITIES 7.8%
  Atmos Energy Corp. ............................................................................       102,100           2,932,312
  DTE Energy Co. ................................................................................        62,800           2,678,420
  Northeast Utilities ...........................................................................        22,600             626,472
                                                                                                                    ----------------
                                                                                                                          6,237,204
                                                                                                                    ----------------
  TOTAL COMMON STOCKS (COST $80,563,165) ........................................................                        76,596,732
                                                                                                                    ----------------
  SHORT TERM INVESTMENTS 4.1%
  MONEY MARKET FUND (COST $3,028,017) 3.8%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% ..........................     3,028,017           3,028,017
                                                                                                                    ----------------

  INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.3%
  MONEY MARKET FUND (COST $268,219) 0.3%
d Bank of New York Institutional Cash Reserve Fund, 4.27% .......................................       268,219             268,219
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $83,859,401) 100.3% ...................................................                        79,892,968
  OTHER ASSETS, LESS LIABILITIES (0.3)% .........................................................                          (278,215)
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $    79,614,753
                                                                                                                    ================

See Selected Portfolio Abbreviation on page 25.

a A portion or all of the security is on loan as of January 31, 2008.

b Non-income producing for the twelve months ended January 31, 2008.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d The rate shown is the annualized seven-day yield at period end.


20 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE FUND                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.4%
    COMMON STOCKS 98.3%
    AUTOMOBILES & COMPONENTS 3.7%
    Gentex Corp. ................................................................................         188,700   $     2,992,782
    Monaco Coach Corp. ..........................................................................         760,700         7,736,319
    Superior Industries International Inc. ......................................................          61,400         1,118,708
    Thor Industries Inc. ........................................................................         566,000        19,991,120
  a Winnebago Industries Inc. ...................................................................         560,000        11,793,600
                                                                                                                    ----------------
                                                                                                                         43,632,529
                                                                                                                    ----------------
    BANKS 4.0%
    Chemical Financial Corp. ....................................................................         469,355        12,991,746
  a Corus Bankshares Inc. .......................................................................         611,000         7,771,920
    Peoples Bancorp Inc. ........................................................................         183,500         4,334,270
  a The PMI Group Inc. ..........................................................................         510,000         4,845,000
  a TrustCo Bank Corp. NY .......................................................................       1,692,200        17,429,660
                                                                                                                    ----------------
                                                                                                                         47,372,596
                                                                                                                    ----------------
    CAPITAL GOODS 19.7%
    A.O. Smith Corp. ............................................................................         108,000         3,780,000
  a American Woodmark Corp. .....................................................................         312,300         6,552,054
    Apogee Enterprises Inc. .....................................................................         770,600        13,446,970
    Brady Corp., A ..............................................................................         492,300        14,951,151
  a Briggs & Stratton Corp. .....................................................................         344,600         7,184,910
    Carlisle Cos. Inc. ..........................................................................         312,000        10,389,600
    CIRCOR International Inc. ...................................................................         254,300        10,789,949
    CNH Global NV (Netherlands) .................................................................          85,000         4,204,100
  b EMCOR Group Inc. ............................................................................         171,300         3,756,609
    Franklin Electric Co. Inc. ..................................................................         256,300         9,647,132
    Gibraltar Industries Inc. ...................................................................       1,041,500        13,747,800
    Graco Inc. ..................................................................................         395,300        13,527,166
    Kennametal Inc. .............................................................................         430,000        13,170,900
    Mueller Industries Inc. .....................................................................         580,000        16,240,000
    Nordson Corp. ...............................................................................         140,900         7,028,092
  b Powell Industries Inc. ......................................................................         107,900         4,283,630
    Roper Industries Inc. .......................................................................         195,800        10,949,136
  a Simpson Manufacturing Co. Inc. ..............................................................         353,000         9,725,150
    Teleflex Inc. ...............................................................................         140,000         8,276,800
    Timken Co. ..................................................................................          69,600         2,104,008
  a Trinity Industries Inc. .....................................................................         241,000         6,825,120
    Universal Forest Products Inc. ..............................................................         612,000        22,154,400
    Wabash National Corp. .......................................................................       1,158,500        10,646,615
  a Watts Water Technologies Inc., A ............................................................         327,600         9,726,444
                                                                                                                    ----------------
                                                                                                                        233,107,736
                                                                                                                    ----------------
    COMMERCIAL SERVICES & SUPPLIES 2.6%
    ABM Industries Inc. .........................................................................         584,400        12,108,768
    Mine Safety Appliances Co. ..................................................................         416,500        18,588,395
                                                                                                                    ----------------
                                                                                                                         30,697,163
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 21

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE FUND                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    CONSUMER DURABLES & APPAREL 9.2%
    Bassett Furniture Industries Inc. ...........................................................         284,000   $     3,700,520
    Brunswick Corp. .............................................................................         590,500        11,213,595
    D.R. Horton Inc. ............................................................................         370,400         6,389,400
    Ethan Allen Interiors Inc. ..................................................................         440,500        13,633,475
    Hooker Furniture Corp. ......................................................................         582,900        12,788,826
  a La-Z-Boy Inc. ...............................................................................       1,077,100         8,207,502
  a M/I Homes Inc. ..............................................................................         577,900         8,622,268
    M.D.C. Holdings Inc. ........................................................................         307,000        14,204,890
  b Russ Berrie and Co. Inc. ....................................................................         544,600         7,858,578
  b Timberland Co., A ...........................................................................         270,800         4,443,828
  b The Warnaco Group Inc. ......................................................................         473,000        16,975,970
                                                                                                                    ----------------
                                                                                                                        108,038,852
                                                                                                                    ----------------
    CONSUMER SERVICES 1.3%
    Regis Corp. .................................................................................         618,000        15,653,940
                                                                                                                    ----------------
    ENERGY 12.1%
    Arch Coal Inc. ..............................................................................         228,000        10,032,000
  b Atwood Oceanics Inc. ........................................................................         101,500         8,433,635
  b Bristow Group Inc. ..........................................................................         289,000        14,551,150
    CONSOL Energy Inc. ..........................................................................         238,000        17,374,000
  a General Maritime Corp. ......................................................................         289,300         7,186,212
  b Global Industries Ltd. ......................................................................         216,100         3,816,326
  b Helix Energy Solutions Group Inc. ...........................................................         393,300        14,540,301
  b Oil States International Inc. ...............................................................         312,000        10,938,720
    Overseas Shipholding Group Inc. .............................................................         185,000        12,065,700
    Peabody Energy Corp. ........................................................................         256,800        13,872,336
    Rowan Cos. Inc. .............................................................................         235,800         8,026,632
    Teekay Corp. (Bahamas) ......................................................................         225,600        10,670,880
    Tidewater Inc. ..............................................................................          84,400         4,469,824
  b Unit Corp. ..................................................................................         135,000         6,766,200
                                                                                                                    ----------------
                                                                                                                        142,743,916
                                                                                                                    ----------------
    FOOD & STAPLES RETAILING 1.0%
    Casey's General Stores Inc. .................................................................         465,000        12,090,000
                                                                                                                    ----------------
    HEALTH CARE EQUIPMENT & SERVICES 1.9%
    Hillenbrand Industries Inc. .................................................................         126,800         6,558,096
    STERIS Corp. ................................................................................         335,000         8,301,300
    West Pharmaceutical Services Inc. ...........................................................         205,200         8,023,320
                                                                                                                    ----------------
                                                                                                                         22,882,716
                                                                                                                    ----------------
    INSURANCE 10.7%
    American National Insurance Co. .............................................................          56,800         7,123,288
    Arthur J. Gallagher & Co. ...................................................................         299,900         7,620,459
    Aspen Insurance Holdings Ltd. ...............................................................         715,000        20,177,300
    Erie Indemnity Co., A .......................................................................          50,100         2,536,563
    IPC Holdings Ltd. ...........................................................................         582,000        14,974,860
    Montpelier Re Holdings Ltd. (Bermuda) .......................................................         935,000        16,025,900


22 | Quarterly Statements of Investments

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE FUND                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    INSURANCE (CONTINUED)
    Old Republic International Corp. ............................................................       1,330,000   $    19,856,900
    Protective Life Corp. .......................................................................         325,000        12,915,500
    RLI Corp. ...................................................................................         162,100         9,142,440
  a Security Capital Assurance Ltd. .............................................................       1,376,000         4,375,680
    StanCorp Financial Group Inc. ...............................................................         225,000        11,072,250
                                                                                                                    ----------------
                                                                                                                        125,821,140
                                                                                                                    ----------------
    MATERIALS 14.8%
  a AbitibiBowater Inc. .........................................................................         233,084         5,773,491
    Airgas Inc. .................................................................................         289,900        13,454,259
    AptarGroup Inc. .............................................................................         317,500        11,976,100
    Cabot Corp. .................................................................................         283,200         8,419,536
    Gerdau Ameristeel Corp. (Canada) ............................................................       1,399,600        17,397,028
    Glatfelter ..................................................................................         772,000        11,163,120
  b Mercer International Inc. (Germany) .........................................................         465,000         3,985,050
    Reliance Steel & Aluminum Co. ...............................................................         399,400        19,654,474
    RPM International Inc. ......................................................................         719,000        15,559,160
    Steel Dynamics Inc. .........................................................................         771,900        40,254,585
    United States Steel Corp. ...................................................................          99,000        10,108,890
    Westlake Chemical Corp. .....................................................................         834,000        16,763,400
                                                                                                                    ----------------
                                                                                                                        174,509,093
                                                                                                                    ----------------
    REAL ESTATE 0.4%
    Arbor Realty Trust Inc. .....................................................................         253,500         4,504,695
                                                                                                                    ----------------
    RETAILING 7.5%
    Brown Shoe Co. Inc. .........................................................................         811,550        13,958,660
    Christopher & Banks Corp. ...................................................................         792,900        10,125,333
    Fred's Inc. .................................................................................         627,600         5,918,268
    Group 1 Automotive Inc. .....................................................................         352,000         9,306,880
  b Gymboree Corp. ..............................................................................         141,800         5,419,596
  b Hot Topic Inc. ..............................................................................         574,300         3,187,365
    The Men's Wearhouse Inc. ....................................................................         323,400         8,243,466
a,b Pier 1 Imports Inc. .........................................................................       1,384,100         9,481,085
  a Tuesday Morning Corp. .......................................................................       1,137,360         6,869,654
  b West Marine Inc. ............................................................................         795,000         6,789,300
a,b Zale Corp. ..................................................................................         583,000         9,561,200
                                                                                                                    ----------------
                                                                                                                         88,860,807
                                                                                                                    ----------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.2%
    Cohu Inc. ...................................................................................         601,200         8,987,940
a,b OmniVision Technologies Inc. ................................................................         359,800         5,094,768
                                                                                                                    ----------------
                                                                                                                         14,082,708
                                                                                                                    ----------------
    TECHNOLOGY HARDWARE & EQUIPMENT 3.3%
  b Avocent Corp. ...............................................................................         590,000         9,794,000
  b Benchmark Electronics Inc. ..................................................................         685,000        12,158,750
    Diebold Inc. ................................................................................          87,600         2,267,088
  b Mettler-Toledo International Inc. (Switzerland) .............................................         150,500        14,944,650
                                                                                                                    ----------------
                                                                                                                         39,164,488
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 23

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE FUND                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    TRANSPORTATION 2.9%
  b Dollar Thrifty Automotive Group Inc. .....................................................            130,400   $     3,183,064
  b Genesee & Wyoming Inc. ...................................................................            487,686        13,318,705
  b Kansas City Southern .....................................................................            142,800         5,123,664
    SkyWest Inc. .............................................................................            486,500        12,658,730
                                                                                                                    ----------------
                                                                                                                         34,284,163
                                                                                                                    ----------------
    UTILITIES 2.0%
    Atmos Energy Corp. .......................................................................            171,200         4,916,864
    Energen Corp. ............................................................................            175,000        11,007,500
    Sierra Pacific Resources .................................................................            540,700         8,094,279
                                                                                                                    ----------------
                                                                                                                         24,018,643
                                                                                                                    ----------------
    TOTAL COMMON STOCKS (COST $1,050,748,793) ................................................                        1,161,465,185
                                                                                                                    ----------------

                                                                                                      -----------
                                                                                                       PRINCIPAL
                                                                                                         AMOUNT
                                                                                                      -----------
    CORPORATE BONDS (COST $1,304,378) 0.1%
    CAPITAL GOODS 0.1%
    Mueller Industries Inc., 6.00%, 11/01/14 .................................................        $ 1,319,000         1,192,047
                                                                                                                    ----------------
    TOTAL LONG TERM INVESTMENTS (COST $1,052,053,171) ........................................                        1,162,657,232
                                                                                                                    ----------------

                                                                                                      -----------
                                                                                                         SHARES
                                                                                                      -----------
    SHORT TERM INVESTMENTS 9.7%
    MONEY MARKET FUND (COST $19,944,213) 1.7%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.64% .....................         19,944,213        19,944,213
                                                                                                                    ----------------
    INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 8.0%
    MONEY MARKET FUND (COST $94,695,230) 8.0%
  d Bank of New York Institutional Cash Reserve Fund, 4.27% ..................................         94,695,230        94,695,230
                                                                                                                    ----------------
    TOTAL INVESTMENTS (COST $1,166,692,614) 108.1% ...........................................                        1,277,296,675
    OTHER ASSETS, LESS LIABILITIES (8.1)% ....................................................                          (95,381,568)
                                                                                                                    ----------------
    NET ASSETS 100.0% ........................................................................                      $ 1,181,915,107
                                                                                                                    ================

a A portion or all of the security is on loan as of January 31, 2008.

b Non-income producing for the twelve months ended January 31, 2008.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d The rate shown is the annualized seven-day yield at period end.


24 | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATION

ADR - American Depository Receipt


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 25

Franklin Value Investors Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of six funds (Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


26 | Quarterly Statements Of Investments

Franklin Value Investors Trust

3. INCOME TAXES

At January 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                            --------------------------------------------------
                                                               FRANKLIN         FRANKLIN           FRANKLIN
                                                                ALL CAP      BALANCE SHEET        LARGE CAP
                                                              VALUE FUND    INVESTMENT FUND       VALUE FUND
                                                            --------------------------------------------------
Cost of investments .....................................   $  10,129,417   $ 2,764,302,932   $   172,886,624
                                                            ==================================================

Unrealized appreciation .................................   $     268,372   $ 1,585,255,539   $    44,559,810
Unrealized depreciation .................................      (1,078,598)     (321,172,589)      (16,420,326)
                                                            --------------------------------------------------
Net unrealized appreciation (depreciation) ..............   $    (810,226)  $ 1,264,082,950   $    28,139,484
                                                            ==================================================

                                                            --------------------------------------------------
                                                               FRANKLIN         FRANKLIN          FRANKLIN
                                                               MICROCAP          MIDCAP          SMALL CAP
                                                              VALUE FUND       VALUE FUND        VALUE FUND
                                                            --------------------------------------------------
Cost of investments .....................................   $ 300,649,579   $    83,928,407   $ 1,167,170,703
                                                            ==================================================

Unrealized appreciation .................................   $ 149,539,535   $     5,578,949   $   278,583,324
Unrealized depreciation .................................     (25,636,265)       (9,614,388)     (168,457,352)
                                                            --------------------------------------------------
Net unrealized appreciation (depreciation) ..............   $ 123,903,270   $    (4,035,439)  $   110,125,972
                                                            ==================================================

4. RESTRICTED SECURITIES

At January 31, 2008, the Franklin MicroCap Value held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

--------------------------------------------------------------------------------------------------------------
                                                                        ACQUISITION
 SHARES   ISSUER                                                            DATE         COST         VALUE
--------------------------------------------------------------------------------------------------------------
FRANKLIN MICROCAP VALUE FUND
 94,800   Allen Organ Co., Contingent Distribution .................      9/07/06     $1,544,292   $1,678,908
495,000   Black River BancVenture Inc. .............................      8/13/07      4,950,000    4,446,090
 94,800   LandCo Real Estate LLC, Liquidating Trust ................      9/07/06        240,792      336,540
                                                                                                   -----------
             TOTAL RESTRICTED SECURITIES (1.55% of Net Assets) .................................   $6,461,538
                                                                                                   ===========


                                        Quarterly Statements of Investments | 27

Franklin Value Investors Trust

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Balance Sheet Investment Fund and the Franklin MicroCap Value Fund for the three months ended January 31, 2008, were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF                           NUMBER OF
                                             SHARES HELD                         SHARES HELD      VALUE                    REALIZED
                                            AT BEGINNING    GROSS      GROSS        AT END       AT END       INVESTMENT    CAPITAL
NAME OF ISSUER                                OF PERIOD   ADDITIONS  REDUCTIONS   OF PERIOD     OF PERIOD       INCOME       GAIN
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN BALANCE SHEET INVESTMENT FUND
NON-CONTROLLED AFFILIATES
Dollar Thrifty Automotive Group Inc. .....     1,763,067         --          --    1,763,067  $ 43,036,465    $       --  $      --
Furmanite Corp. ..........................     2,783,000         --      94,400    2,688,600    26,886,000            --    404,530
Furniture Brands International Inc. ......     3,250,000    150,000          --    3,400,000    32,470,000       529,600         --
KGen Power Corp., 144A ...................     4,400,000         --          --    4,400,000    67,100,000            --         --
Syms Corp. ...............................     1,430,000         --          --    1,430,000    16,874,000            --         --
Tecumseh Products Co., A .................     1,085,000         --          --    1,085,000    25,302,200            --         --
Tecumseh Products Co., B .................       310,000         --          --      310,000     6,227,900            --         --
                                                                                              --------------------------------------
                    TOTAL NON-CONTROLLED AFFILIATED SECURITIES (5.59% of Net Assets) ......   $217,896,565    $  529,600  $ 404,530
                                                                                              ======================================
FRANKLIN MICROCAP VALUE FUND
NON-CONTROLLED AFFILIATES
ACMAT Corp., A ...........................       392,800         --          --      392,800  $ 11,391,200    $       --  $      --
American Pacific Corp. ...................       676,300         --          --      676,300    10,083,633            --         --
Black River BancVenture Inc. .............       495,000         --          --      495,000     4,446,090            --         --
Cobra Electronics Corp. ..................       376,300     43,700          --      420,000     2,087,400            --         --
Continental Materials Corp. ..............       109,000         --          --      109,000     2,692,300            --         --
Delta Apparel Inc. .......................       680,000     25,000          --      705,000     6,274,500            --         --
Duckwall-ALCO Stores Inc. ................       227,500         --          --      227,500     5,157,425            --         --
Espey Manufacturing & Electronics Corp. ..       156,000         --          --      156,000     3,026,400        27,300         --
GTSI Corp. ...............................       488,140         --          --      488,140            -- a          --         --
Hardinge Inc. ............................       652,500     32,500          --      685,000    11,679,250        32,625         --
International Shipholding Corp. ..........       474,800         --      29,800      445,000     9,398,400            --    490,883
Nashua Corp. .............................       357,930         --          --      357,930     3,615,093            --         --
Omega Protein Corp. ......................     1,000,000         --          --    1,000,000     8,380,000            --         --
Proliance International Inc. .............       823,800         --          --      823,800     1,647,600            --         --
Rockford Corp. ...........................       575,000         --          --      575,000       776,250            --         --
S&K Famous Brands Inc. ...................       255,500         --          --      255,500     1,292,830            --         --
Tandy Brands Accessories Inc. ............       540,000         --          --      540,000     4,347,000        21,600         --
                                                                                              --------------------------------------
                   TOTAL NON-CONTROLLED AFFILIATED SECURITIES (20.69% of Net Assets) ......   $ 86,295,371    $   81,525  $ 490,883
                                                                                              ======================================

a As of January 31, 2008, no longer an affiliate.


28 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin Value Investors Trust

6. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, The Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 29

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date    March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date    March 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date    March 27, 2008




                                Exhibit A


I, Galen G. Vetter, certify that:

     1. I have  reviewed  this  report on Form N-Q of FRANKLIN  VALUE  INVESTORS
TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

03/27/08


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration








I, Laura F. Fergerson, certify that:

     1. I have  reviewed  this  report on Form N-Q of FRANKLIN  VALUE  INVESTORS
TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

03/27/08

/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer